Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2022
1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of July 31, 2023:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	1,298,876	$-	$-	$1,298,876
Consumer Discretionary	7,226,115	-	-	7,226,115
Consumer Staples	926,235	-	-	926,235
Energy	4,075,806	-	-	4,075,806
Financials	9,623,515	-	-	9,623,515
Health Care	4,105,686	-	-	4,105,686
Industrials	16,734,132	-	-	16,734,132
Information Technology	7,963,997	-	-	7,963,997
Materials	4,897,465	-	-	4,897,465
Utilities	369,600	-	-	369,600
Total Common Stocks	57,221,427	-	-	57,221,427
Short Term Investments	1,518,210	-	-	1,518,210
Total Investments in Securities	$58,739,637	$-	$-	$58,739,637

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description		Warrants
Balance as of November 1, 2022		$0
Purchases		-
Sales proceeds and paydowns		0
Accreted discounts, net		-
Corporate Actions		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		0
Transfers into/(out of) Level 3		-
Balance as of January 31, 2023		$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at July 31, 2023.		$-

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$413,710	$-	$-	$413,710
Consumer Discretionary	937,484	-	-	937,484
Consumer Staples	275,620	-	-	275,620
Energy	249,672	-	-	249,672
Financials	1,321,138	-	-	1,321,138
Health Care	1,314,859	-	-	1,314,859
Industrials	2,635,849	-	-	2,635,849
Information Technology	2,486,991	-	-	2,486,991
Materials	581,589	-	-	581,589
Real Estate	298,120	-	-	298,120
Utilities	228,600	-	-	228,600
Total Common Stocks	10,743,632	-	-	10,743,632
Warrants
Health Care	-	-	0	0
Materials	7,106	-	-	7,106
Total Warrants	7,106	-	0	7,106
Short Term Investments	720,842	-	-	720,842
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	442,393
Total Investments in Securities	$11,471,580	$-	$0	$11,913,973

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Warrants
Balance as of November 1, 2022	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-
Balance as of January 31, 2023	$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at July 31, 2023.	$-

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.